Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Note 7 – Long-Term Debt

In September 2016, the Company entered into a credit agreement with lender with an initial borrowing base of $20.0 million (the “2016 Credit Facility”). In October 2016, the Company amended the 2016 Credit Facility to increase the borrowing base to $35.0 million from $20.0 million. Amounts borrowed under the 2016 Credit Facility bore interest at London Interbank Offered Rate (“LIBOR”) plus an applicable margin, based on the utilization percentage of the facility as provided for in the credit agreement. Additionally, the 2016 Credit Facility provided for a commitment fee of 0.25% and that was payable at the end of each calendar quarter.

In April 2017, the Company replaced its 2016 Credit Facility and entered into a two-year, $500.0 million credit facility (“Citizen 2017 Credit Facility”), which had an initial borrowing base of $82.5 million. In August 2017, the Citizen 2017 Credit Facility was terminated and the outstanding balance of $20.3 million was repaid.

In September 2017, the Company entered into a $750 million credit agreement with an initial borrowing base of $200.0 million and maturity on September 5, 2022 (the “2017 Credit Facility”). In April 2018 the redetermination resulted in an increase to the borrowing base to $425.0 million. Redetermination of the borrowing base of the 2017 Credit Facility occurs semiannually on or about October 1 and April 1. As of June 30, 2018, the Company had $284.6 million of outstanding borrowings and no letters of credit outstanding under the 2017 Credit Facility.

Amounts borrowed under the 2017 Credit Facility bear interest at LIBOR or the alternate base rate (“ABR”). Either rate is adjusted upward by an applicable margin, based on the utilization percentage of the 2017 Credit Facility. Additionally, the 2017 Credit Facility provides for a commitment fee of 0.50%, which is payable at the end of each calendar quarter. The pricing grid below shows the applicable margin for LIBOR rate loans depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	Applicable Margin	Commitment Fee
Level I	< 25%	2.25%	1.25%	0.500%
Level II	>25% but <50%	2.50%	1.50%	0.500%
Level III	>50% but <75%	2.75%	1.75%	0.500%
Level IV	>75% but <90%	3.00%	2.00%	0.500%
Level V	> 90%	3.25%	2.25%	0.500%

The 2017 Credit Facility contains representations, warranties, covenants, conditions and defaults customary for transactions of this type, including but not limited to: (i) limitations on liens and incurrence of debt covenants; (ii) limitations on the sale of property, mergers, consolidations and other similar transactions covenants; (iii) limitations on investments, loans and advances covenants; and (iv) limitations on dividends, distributions, redemptions and restricted payments covenants. Additionally, the Company is limited from hedging in excess of 80% of its projected production per its internal forecast for the next two years. For periods after the next two years, the limit is based on proved reserves per the most recent reserve report. If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.

The 2017 Credit Facility also contains financial covenants requiring the Company to comply with a leverage ratio of the Company’s consolidated debt to consolidated EBITDAX (as defined in the credit agreement) for the period of four fiscal quarters, or annualized with available financial information until four fiscal quarters are available, then ended of not more than 4.00 to 1.00 and a current ratio of the Company’s consolidated current assets to consolidated current liabilities (as defined in the credit agreement) as of the fiscal quarter ended of not less than 1.00 to 1.00.

As of June 30, 2018, the Company was in compliance with the covenants under the 2017 Credit Facility.

Note 7 – Long-Term Debt

On September 1, 2016, the Company entered into a credit agreement with lender with an initial borrowing base of $20.0 million (the “2016 Credit Facility”). On October 20, 2016, the Company amended the 2016 Credit Facility to increase the borrowing base to $35.0 million. As of December 31, 2016, the Company had $20.0 million of outstanding borrowings under the 2016 Credit Facility. Amounts borrowed under the 2016 Credit Facility bore interest at London Interbank Offered Rate (“LIBOR”) plus an applicable margin, based on the utilization percentage of the facility as provided for in the credit agreement. Additionally, the 2016 Credit Facility provided for a commitment fee of 0.25% and that was payable at the end of each calendar quarter. At December 31, 2016, the 2016 Credit Facility had an interest rate of 2.37%.

On April 19, 2017, Citizen replaced its 2016 Credit Facility and entered into a two-year, $500.0 million credit facility (“Citizen 2017 Credit Facility”), which had an initial borrowing base of $82.5 million. On August 31, 2017, the Citizen 2017 Credit Facility was terminated and the outstanding balance of $20.3 million was repaid.

On September 5, 2017, the Company entered into a $750 million credit agreement with an initial borrowing base of $200.0 million and maturity on September 5, 2022 (the “2017 Credit Facility”). In November 2017, the Company increased the borrowing base to $275.0 million. Redetermination of the borrowing base of the 2017 Credit Facility occurs semiannually on October 1 and April 1. As of December 31, 2017, the Company had $85.3 million of outstanding borrowings under the 2017 Credit Facility.

Principal maturities of the Company’s borrowings, consistent of amounts outstanding under the 2017 Credit Facility, at December 31, 2017 are as follows (in thousands):

2018	$—
2019	—
2020	—
2021	—
2022	85,339

$85,339

At December 31, 2017, the 2017 Credit Facility had an interest rate of 4.03%. Amounts borrowed under the 2017 Credit Facility bear interest at LIBOR or the alternate base rate (“ABR”). Either rate is adjusted upward by an applicable margin, based on the utilization percentage of the 2017 Credit Facility. Additionally, the 2017 Credit Facility provides for a commitment fee of 0.50%, which is payable at the end of each calendar quarter. The pricing grid below shows the applicable margin for LIBOR rate loans depending on the Utilization Level (as defined in the credit agreement) as of the date of this filing:

Utilization Level	Utilization	LIBOR Margin	Applicable Margin	Commitment Fee
Level I	< 25%	2.25%	1.25%	0.500%
Level II	≥25% but <50%	2.50%	1.50%	0.500%
Level III	≥50% but <75%	2.75%	1.75%	0.500%
Level IV	≥75% but <90%	3.00%	2.00%	0.500%
Level V	≥90%	3.25%	2.25%	0.500%

The 2017 Credit Facility contains representations, warranties, covenants, conditions and defaults customary for transactions of this type, including but not limited to: (i) limitations on liens and incurrence of debt covenants; (ii) limitations on the sale of property, mergers, consolidations and other similar transactions covenants; (iii) limitations on investments, loans and advances covenants; and (iv) limitations on dividends, distributions, redemptions and restricted payments covenants. Additionally, the Company is limited from hedging in excess of 85% of its future proved production for the next eight quarters per its most recent reserve report. If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.

The 2017 Credit Facility also contains financial covenants requiring the Company to comply with a leverage ratio of the Company’s consolidated debt to consolidated EBITDAX (as defined in the credit agreement) for the period of four fiscal quarters then ended to exceed 4.00 to 1.00 and a current ratio of the Company’s consolidated current assets to consolidated current liabilities (as defined in the credit agreement) as of the fiscal quarter ended to be less than 1.00 to 1.00.

As of December 31, 2017, the Company was in compliance with the covenants under the 2017 Credit Facility.